Fair value measurements (Details) In Thousands, unless otherwise specified	Mar. 31, 2014 Level 3 USD ($)	Mar. 31, 2014 Level 3 CNY	Mar. 31, 2014 Carrying value USD ($)	Mar. 31, 2014 Carrying value CNY
Fair value measurements
Fair value of convertible notes	$ 176,640	1,098,065
Carrying value of convertible notes			$ 125,113	777,753